UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                             AIG Money Market Fund
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-249-7445

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                       AIG
                                MONEY MARKET FUND



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004


                                 [LOGO OMITTED]



                                   ADVISED BY
                           AIG Global Investment Corp.

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor or sub-distributor.



                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Statement of Net Assets ..................................................  2

Statement of Operations ..................................................  4

Statement of Changes in Net Assets .......................................  5

Financial Highlights .....................................................  6

Notes to Financial Statements ............................................  7

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                                              VALUE
  (000)                                                              (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (46.8%)
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (9.0%)
--------------------------------------------------------------------------------
          San Paolo IMI US Financial Company
$40,000     1.150%, 09/01/04                                      $ 39,843
          State Street Corporation
 40,000     1.020%, 05/03/04                                        39,998

--------------------------------------------------------------------------------
                                                                    79,841
--------------------------------------------------------------------------------
FINANCIAL SERVICES (15.2%)
--------------------------------------------------------------------------------
          BNP Paribas Finance Inc.
 40,000     1.040%, 05/03/04                                        39,998
          General Electric Capital Corporation
 45,000     1.030%, 05/13/04                                        44,984
          Westpac Capital Corporation
 50,000     1.055%, 09/17/04                                        49,796

--------------------------------------------------------------------------------
                                                                   134,778
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (2.3%)
--------------------------------------------------------------------------------
          Coca Cola Company
 20,000     0.990%, 05/04/04                                        19,998

--------------------------------------------------------------------------------
                                                                    19,998
--------------------------------------------------------------------------------
INSURANCE (4.5%)
--------------------------------------------------------------------------------
          Nordea North America Inc.
 40,000     1.040%, 06/24/04                                        39,938

--------------------------------------------------------------------------------
                                                                    39,938
--------------------------------------------------------------------------------
SECURITIES BROKERAGE/DEALERS (15.8%)
--------------------------------------------------------------------------------
          Citicorp
 50,000     1.050%, 06/16/04                                        49,933
          Goldman Sachs Group Inc.
 40,000     1.040%, 05/06/04                                        39,994
          Morgan Stanley
 50,000     1.030%, 05/11/04                                        49,986

--------------------------------------------------------------------------------
                                                                   139,913
--------------------------------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $414,468)                                        414,468
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  FACE
 AMOUNT                                                              VALUE
  (000)                                                              (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (40.6%)
--------------------------------------------------------------------------------
BANKS (40.6%)
--------------------------------------------------------------------------------
          ABN Amro Bank
$25,000     1.450%, 11/17/04                                      $ 24,992
          Bank of Scotland
 45,000     1.085%, 05/04/04                                        45,000
          Credit Suisse First Boston
 50,000     1.040%, 05/07/04                                        50,000
          Deutsche Bank AG
 25,000     1.120%, 07/28/04                                        25,000
 25,000     1.420%, 10/15/04                                        25,000
          Dresdner Bank AG
 37,000     1.130%, 05/05/04                                        37,000
          Royal Bank of Scotland PLC
 50,000     1.080%, 07/28/04                                        50,000
          Societe Generale
 50,000     1.030%, 06/18/04                                        50,000
          Svenska Handelsbanken
 53,000     1.020%, 05/19/04                                        53,000

--------------------------------------------------------------------------------
                                                                   359,992
--------------------------------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $359,992)                                        359,992
--------------------------------------------------------------------------------
TIME DEPOSIT (3.5%)
--------------------------------------------------------------------------------
          Dankse Bank
 30,870     1.040%, 05/03/04                                        30,870
--------------------------------------------------------------------------------
          TOTAL TIME DEPOSIT
            (Cost $30,870)                                          30,870
--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONCLUDED)                        AIG MONEY MARKET FUND
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                                              VALUE
  (000)                                                              (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (9.0%)
--------------------------------------------------------------------------------
$40,000   JP Morgan Chase Bank
          1.020% dated 04/30/04, to be
          repurchased 05/03/04, repurchase price
          $40,003,400 (Collateralized by U.S.
          Government obligations, total market value:
          $40,802,403)                                            $ 40,000
 40,000   UBS Warburg
          1.030% dated 04/30/04, to be
          repurchased 05/03/04, repurchase price
          $40,003,433 (Collateralized by U.S.
          Government obligations, total market value:
          $40,800,964)                                              40,000
--------------------------------------------------------------------------------
          TOTAL REPURCHASE AGREEMENTS
            (Cost $80,000)                                          80,000
--------------------------------------------------------------------------------
          TOTAL INVESTMENTS (99.9%)
            (Cost $885,330)                                        885,330
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
          Administrative Fees Payable                                  (46)
          Distribution Fees Payable                                    (23)
          Trustees' Fees Payable                                        (3)
          Other Assets and Liabilities, Net                            889
--------------------------------------------------------------------------------
          TOTAL OTHER ASSETS & LIABILITIES                             817
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                                     VALUE
                                                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
          Portfolio Shares of Class A (unlimited
            authorization -- no par value) based
            on 761,811,363 outstanding shares
            of beneficial interest                                $761,774
          Portfolio Shares of Class B (unlimited
            authorization -- no par value) based
            on 124,345,698 outstanding shares
            of beneficial interest                                 124,367
          Undistributed net investment income                            6
--------------------------------------------------------------------------------
          TOTAL NET ASSETS (100.0%)                               $886,147
--------------------------------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class A
   ($761,780,443 / 761,811,363 shares)                               $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class B
   ($124,366,161 / 124,345,698 shares)                               $1.00
--------------------------------------------------------------------------------

PLC -- Public Limited Company



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


AIG MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                                      $ 6,357
                                                                        -------
   Total Investment Income                                                6,357
                                                                        -------

EXPENSES:
   Investment Advisory Fees                                               1,495
   Administrative Fees                                                      314
   Distribution Fees (1)                                                    238
   Trustees' Fees                                                             2
   Transfer Agent Fees                                                       45
   Custody Fees                                                              32
   Registration and Filing Fees                                              11
   Professional Fees                                                         12
   Printing Fees                                                             10
   Other Fees                                                                21
                                                                        -------
   Total Expenses                                                         2,180
                                                                        -------
   Less: Investment Advisory Fees Waived                                 (1,495)
   Administrative Fees Waived                                               (35)
   Distribution Fees Waived                                                (102)
                                                                        -------
   Net Expenses                                                             548
                                                                        -------
   Net Investment Income                                                  5,809
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 5,809
                                                                        =======

(1) Distribution fees are incurred by Class B shares only.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------


                                                                                   11/1/03 TO             11/1/02 TO
AIG MONEY MARKET FUND                                                                4/30/04               10/31/03
----------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Net Investment Income                                                         $       5,809          $      12,079
   Net Realized Gain on Investments                                                         --                     14
                                                                                 -------------          -------------
     Increase in Net Assets Resulting from Operations                                    5,809                 12,093
                                                                                 -------------          -------------

DIVIDENDS:
   Net Investment Income
     Class A                                                                            (5,282)               (10,968)
     Class B                                                                              (541)                (1,115)
                                                                                 -------------          -------------
   Total Dividends                                                                      (5,823)               (12,083)
                                                                                 -------------          -------------

CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Issued                                                                        106,052,618            182,108,054
     In Lieu of Cash Distributions                                                       5,255                 10,945
     Redeemed                                                                     (106,210,460)          (182,005,542)
                                                                                 -------------          -------------
       Net Class A Share Transactions                                                 (152,587)               113,457
                                                                                 -------------          -------------
   Class B
     Issued                                                                             23,900                 80,915
     In Lieu of Cash Distributions                                                         539                  1,114
     Redeemed                                                                          (48,519)               (79,657)
                                                                                 -------------          -------------
       Net Class B Share Transactions                                                  (24,080)                 2,372
                                                                                 -------------          -------------
Net Increase (Decrease) in Net Assets                                                 (176,667)               115,829
                                                                                 -------------          -------------
Total Increase (Decrease) in Net Assets                                               (176,681)               115,839

NET ASSETS:
   Beginning of Period                                                               1,062,828                946,989
                                                                                 -------------          -------------
   End of Period                                                                 $     886,147          $   1,062,828
                                                                                 =============          =============
   Undistributed Net Investment Income                                           $           6          $          20
                                                                                 =============          =============

Amounts designated as "--" are either $0 or have been rounded to $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
AND THE YEARS ENDED OCTOBER 31,



                        NET                                                             NET                   NET
                       ASSET                              DIVIDENDS                    ASSET                ASSETS       RATIO
                       VALUE        NET        TOTAL      FROM NET                     VALUE                  END     OF EXPENSES
                     BEGINNING  INVESTMENT     FROM      INVESTMENT       TOTAL         END        TOTAL   OF PERIOD  TO AVERAGE
                     OF PERIOD    INCOME    OPERATIONS     INCOME       DIVIDENDS    OF PERIOD    RETURN+    (000)     NET ASSETS
                     --------   ----------  ----------  -------------   ---------    ---------    -------  ---------  -----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2004*             $1.00       $0.00**     $0.00**     $(0.00)**     $(0.00)**     $1.00       0.50%  $  761,781     0.07%
     2003               1.00        0.01        0.01        (0.01)        (0.01)        1.00       1.07      914,380     0.17
     2002               1.00        0.02        0.02        (0.02)        (0.02)        1.00       1.71      800,913     0.22
     2001               1.00        0.05        0.05        (0.05)        (0.05)        1.00       4.70    1,367,925     0.22
     2000               1.00        0.06        0.06        (0.06)        (0.06)        1.00       6.11      441,711     0.25
     1999               1.00        0.05        0.05        (0.05)        (0.05)        1.00       4.94      548,019     0.26
   CLASS B
     2004*             $1.00       $0.00**     $0.00**     $(0.00)**     $(0.00)**     $1.00       0.40%  $  124,366     0.27%
     2003               1.00        0.01        0.01        (0.01)        (0.01)        1.00       0.77      148,448     0.47
     2002               1.00        0.01        0.01        (0.01)        (0.01)        1.00       1.36      146,076     0.57
     2001               1.00        0.04        0.04        (0.04)        (0.04)        1.00       4.34      153,852     0.57
     2000               1.00        0.06        0.06        (0.06)        (0.06)        1.00       5.74       89,397     0.60
     1999               1.00        0.05        0.05        (0.05)        (0.05)        1.00       4.58      103,570     0.61


                       RATIO        RATIO
                       OF NET    OF EXPENSES
                     INVESTMENT  TO AVERAGE
                       INCOME     NET ASSETS
                     TO AVERAGE  (EXCLUDING
                     NET ASSETS    WAIVERS)
                     ----------  -----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2004*              0.99%        0.32%
     2003               1.07         0.33
     2002               1.72         0.32
     2001               4.38         0.32
     2000               5.92         0.35
     1999               4.83         0.36
   CLASS B
     2004*              0.79%        0.67%
     2003               0.77         0.68
     2002               1.35         0.67
     2001               4.18         0.67
     2000               5.53         0.70
     1999               4.46         0.71


* For the six month period ended April 30, 2004. All ratios for the period have been annualized.

**Amount is less than $0.01 per share.

+ Returns are for the period indicated and have not been annualized. Total return would have been lower had certain fees not been waived by the Adviser, Sub-Distributor and Administrator during the periods indicated.

Note (unaudited): The 7-day current and effective annualized yields, as of April 30, 2004, are: Class A shares 0.98% and 0.98%, respectively and Class B shares 0.78% and 0.78%, respectively. Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on fund distributions that the shareholder may be required to pay based on his/her tax bracket.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 45 funds. The financial statements herein are those of one such fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

         DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND TRANSFER  AGENCY
AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the average daily net assets from $500 million up to and including $1 billion; and 0.04% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 19, 2000, whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $35,000 of Administration fees for the six months ended April 30, 2004.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp.,  an indirect  wholly owned  subsidiary  of American
International Group, Inc., serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided. Effective June 26, 2003, the Sub-Distributor has voluntarily agreed to waive 0.15%. The waiver is voluntary and may be terminated at any time.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIGGlobal Investment Corp. (the "Advisor"), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). AIG Capital Management Corp. served as the Advisor to the Fund prior to December 31, 2003, at which time AIG Capital Management Corp. merged with and into AIG Global Investment Corp. Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by 0.10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the average daily net assets of Class A and not more than 0.75% of the average daily net assets of Class B. Effective June 26, 2003, the Advisor has voluntarily agreed to waive an additional 0.15%. Fee waivers are voluntary and may be terminated at any time.

     Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

     Permanent   book  and  tax  basis   differences   relating  to  shareholder
distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2003:

                            UNDISTRIBUTED                   ACCUMULATED
                            NET INVESTMENT                    REALIZED
                               INCOME                          LOSS
                                (000)                          (000)
                           ----------------                -------------
                                 $22                           $(22)

     These reclassifications have no impact on the net assets or net asset value.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


     The tax character of dividends and distributions paid during the years ended October 31, 2003 and October 31, 2002 were as follows:

                                      ORDINARY
                                       INCOME
                       YEAR             (000)
                       ----           --------
                       2003            $12,083
                       2002             23,349

     As of October 31, 2003, the components of Distributable Earnings were as follows (000):

         Undistributed Ordinary Income .......................   $ 998
         Other Temporary Differences .........................    (978)
                                                                 -----
         Total Distributable Earnings ........................   $  20
                                                                 =====

7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2004, is as follows (unaudited):

                    S & P                   MOODY'S
              ----------------         ----------------
              A1 +       70.1%         P1        100.0%
              A1         29.9          NR           --
                        ------                   ------
                        100.0%                   100.0%
                        ======                   ======

    INVESTMENT ADVISOR:
    AIG GLOBAL INVESTMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    ADMINISTRATOR:
    SEI INVESTMENTS GLOBAL FUNDS SERVICES
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    LEGAL COUNSEL:
    MORGAN, LEWIS & BOCKIUS LLP
    1111 PENNSYLVANIA AVE., N.W.
    WASHINGTON, D.C. 20004

    INDEPENDENT AUDITORS:
    KPMG LLP
    1601 MARKET STREET
    PHILADELPHIA, PA 19103

    For information call: 1-800-845-3885






    This information must be preceded or accompanied by a current prospectus.


    AIG-SA-006-1000

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      ---------------------------------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ---------------------------------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ---------------------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.